                     PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                PROVIDENT MUTUAL VARIABLE GROWTH SEPARATE ACCOUNT
             PROVIDENT MUTUAL VARIABLE MONEY MARKET SEPARATE ACCOUNT
                 PROVIDENT MUTUAL VARIABLE BOND SEPARATE ACCOUNT
               PROVIDENT MUTUAL VARIABLE MANAGED SEPARATE ACCOUNT
           PROVIDENT MUTUAL VARIABLE ZERO COUPON BOND SEPARATE ACCOUNT
          PROVIDENT MUTUAL VARIABLE AGGRESSIVE GROWTH SEPARATE ACCOUNT
            PROVIDENT MUTUAL VARIABLE INTERNATIONAL SEPARATE ACCOUNT
                   PROVIDENT MUTUAL VARIABLE SEPARATE ACCOUNT

                         SUPPLEMENT DATED APRIL 4, 2000
                                       TO
                          PROSPECTUS DATED MAY 1, 1999


This supplement describes certain changes to your variable life insurance contract issued by Provident Mutual Life Insurance Company.


CHANGE IN SUB-ADVISER

On or about April 3, 2000, Sanford C. Bernstein & Company, Inc. ("Bernstein") replaced Harris Associates, Inc. as a sub-adviser to the All Pro Large Cap Value Portfolio. From its investment advisory fees, PIMC pays Bernstein a monthly fee based on the average daily net assets of the Portfolio managed by Bernstein at the following annual rates:

           Annual Rate                    Average Daily Net Assets
           -----------                    ------------------------
             0.60%......................  of the first $10,000,000
             0.50%......................  of the next $15,000,000
             0.40%......................  of the next $25,000,000
             0.30%......................  of the next $50,000,000
             0.25%......................  of the next $50,000,000
             0.225%.....................  of the next $50,000,000
             0.20%......................  of the next $50,000,000
             0.175%.....................  of the next $50,000,000
             0.15%......................  of amounts in excess of $300,000,000

  This supplement should be retained with the prospectus for future reference.